SHARE BASED COMPENSATION (Details) (USD $)	3 Months Ended	12 Months Ended						3 Months Ended				12 Months Ended
	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2012 Director [Member]	Dec. 31, 2011 Director [Member]	Mar. 31, 2012 Chief Executive Officer [Member]	Mar. 31, 2011 Chief Executive Officer [Member]	Sep. 30, 2012 Executive Officers [Member]	Mar. 31, 2011 Executive Officers [Member]	Dec. 31, 2012 Non-Employee Directors [Member]	Dec. 31, 2011 Non-Employee Directors [Member]	Dec. 31, 2010 Non-Employee Directors [Member]	Dec. 31, 2012 Officer [Member]	Dec. 31, 2011 Officer [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of additional shares approved for grant (in shares)		100,000										300,000
Annual salary increase								$ 30,000	$ 200,000
Restricted stock units issued to executives (in shares)										220,000	140,000
Number of executive issued restricted stock										6	5
Award vesting period, minimum	1 year									3 years	2 years				3 years
Shares issues as retainer fees (in shares)						210,000	140,000
Stock options issued to officers (in shares)															100,000	100,000
Shares granted, expiry period															10 years
Shares option exchange program (in shares)	50,000
New stock options (in shares)	10,000
Term of options exchanged, minimum expiry period	1 year 2 months 12 days
Term of options exchanged, maximum expiry period	7 years 2 months 12 days
Total compensation expenses (recovery) recognized		400,000	900,000	500,000
Tax benefit relating to compensation expense recognized		0	0	0								0	0	0
Non-employee directors share-based compensation expenses												400,000	300,000	0
Total compensation cost not yet recognized		1,200,000
Total compensation cost not yet recognized, period for recognition		2 years 8 months 12 days
Number of Shares [Roll Forward]
Outstanding, beginning balance (in shares)					180,862
Granted (in shares)					116,900
Exercised (in shares)					(2,335)
Forfeited (in shares)					(13,999)
Expired (in shares)					(5,495)
Outstanding, ending balance (in shares)					275,933
Vested and expected to vest, period end (in shares)					257,602
Exercisable, period end (in shares)					83,477
Average Exercise Price [Roll Forward]
Outstanding, beginning balance (in dollars per share)					$ 7.98
Granted (in dollars per share)					$ 2.73
Exercised (in dollars per share)					$ 1.92
Forfeited (in dollars per share)					$ 1.92
Expired (in dollars per share)					$ 90.66
Outstanding, ending balance (in dollars per share)					$ 4.46
Vested and expected to vest, period end (in dollars per share)					$ 4.60
Exercisable, period end (in dollars per share)					$ 9.20
Weighted-Average Remaining Contractual Term (Years) [Abstract]
Outstanding, Weighted Average Remaining Contractual Term					8 years 4 months 10 days
Vested and Expected to Vest, Weighted-Average Remaining Contractual Term					8 years 3 months 15 days
Exercisable, Weighted Average Remaining Contractual Term					6 years 4 months 24 days
Aggregate Intrinsic Value [Abstract]
Outstanding, Aggregate Intrinsic Value					284,000
Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value					266,000
Exercisable, Aggregate Intrinsic Value					74,000
Number of Shares [Roll Forward]
Outstanding, beginning balance (in shares)		165,045
Granted (in shares)		221,147
Vested (in shares)		(6,214)
Forfeited (in shares)		(4,562)
Outstanding, ending balance (in shares)		375,416	165,045
Weighted-Average Grant Date Fair Value [Roll Forward]
Outstanding, beginning balance (in dollars per share)		$ 17.90
Granted (in dollars per share)		$ 2.78
Vested (in dollars per share)		$ 141.85
Forfeited (in dollars per share)		$ 78.23
Outstanding, ending balance (in dollars per share)		$ 6.21	$ 17.90
Summary of weighted-average assumptions used in Black-Scholes option pricing model for grants of stock options [Abstract]
Expected dividend yield (in hundredths)		0.74%	1.04%	0.33%
Risk-free interest rate (in hundredths)		0.88%	1.91%	2.10%
Expected life		6 years	6 years	4 years 7 months 6 days
Expected volatility (in hundredths)		100.01%	94.72%	91.77%
Per share weighted-average fair value (in dollars per share)		$ 2.04	$ 1.37	$ 4.97
Information regarding options exercised [Abstract]
Intrinsic value		3,000	0	0
Cash proceeds received		4,000	0	0
Tax benefit realized		$ 0	$ 0	$ 0